Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 15. Subsequent Events
The Company has evaluated subsequent events through August 12, 2021, the date the financial statements were available to be issued, and has determined that the following subsequent events require disclosure in the condensed consolidated financial statements:
On July 14, 2021, as contemplated by the Merger Agreement and described in the section titled “
BCA Proposal
” beginning on page 98 of the final prospectus and definitive proxy statement, dated June 24, 2021 (the “Proxy Statement/Prospectus”) and filed with the Securities and Exchange Commission (the “SEC”), Markforged Holding Corporation (f/k/a AONE) consummated the merger transaction contemplated by the Merger Agreement, whereby Merger Sub merged with and into Markforged, with the separate corporate existence of Merger Sub ceasing and Markforged being the surviving corporation and a wholly owned subsidiary of Markforged Holding Corporation (the “Merger” and, together with the Domestication, the “Transactions”).
Immediately prior to the effective time of the Merger (the “Effective Time”), Markforged purchased approximately $45.0 million of its securities from certain of its stockholders (the “Employee Transactions”), and each outstanding share of Markforged preferred stock was converted on a one-for-one
basis into shares of Markforged common stock, par value $0.0001 per share (the “Markforged Common Stock”) (the “Preferred Stock Conversion”). Holders of 6,418,667 Class A Ordinary Shares sold in AONE’s initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from AONE’s initial public offering, calculated as of two business days prior to the consummation of the Merger, which was approximately $10.005 per share, or $64.2 million in the aggregate (the “Redemption”). The remaining approximately $150.9 million in AONE’s trust account was released to Markforged Holding Corporation, net of transaction expenses
.
At the Effective Time, among other things, each outstanding share of Markforged Common Stock as of immediately prior to the effective time of the Merger (after giving effect to the Employee Transactions and the Preferred Stock Conversion), other than (x) any shares of Markforged Common Stock subject to Markforged Awards (as defined below) and (y) any shares of Markforged capital stock held in treasury by Markforged, which treasury shares were canceled as part of the Merger, was canceled and converted into the right to receive a number of shares of New Common Stock equal to the product of one share of Markforged Common Stock multiplied by the Exchange Ratio (as defined below). No fractional shares were issued in the Merger, and any fractional shares that a holder of Markforged securities would have otherwise been entitled to in the Merger were eliminated in accordance with the terms of the Merger Agreement.
At the Effective Time, all options to purchase shares of Markforged Common Stock and all restricted stock units based on shares of Markforged Common Stock outstanding as of immediately prior to the Merger (together, the “Markforged Awards”) were converted into (a) options to purchase shares of New Common Stock (“New Options”), and (b) restricted stock units based on shares of New Common Stock (“New RSUs”), respectively.

Note 15. Subsequent Events
The Company has evaluated subsequent events through April 1, 2021, the date the financial statements were available to be issued, and has determined that the following subsequent events require disclosure in the consolidated financial statements:
On February 23, 2021, Markforged entered into an Agreement and Plan of Merger with AONE a special purpose acquisition company, and Caspian Merger Sub Inc., a wholly-owned subsidiary of AONE. Pursuant to the Agreement and Plan of Merger, at the effective time of the merger, Caspian Merger Sub Inc. will merge with and into Markforged and Markforged will survive the merger as a wholly-owned subsidiary of AONE. Upon closing of the merger, AONE is expected to be named Markforged Holding Corporation and will continue to be listed on the NYSE and trade under the ticker symbol “MKFG.” Cash proceeds of the merger will be funded through a combination of AONE’s $215 million of cash held in trust (assuming no redemptions) and an aggregate of $210 million in fully committed common stock transactions at $10.00 per share. Prior to the effective time of the Merger, Markforged will repurchase or settle for cash shares of common stock and stock options, as applicable, from certain of its stockholders, for a total value of approximately $45.0 million of cash on hand, referred to as the “Employee Transactions”.